Contract assets - Summary of contract assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets.
Non-current contract assets	₺ 258,174	₺ 215,978
Current contract assets	6,321,129	6,806,987
Contract assets	₺ 6,579,303	₺ 7,022,965